Stockholders, Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)	Stockholders’ Equity (Deficit)
Redeemable Convertible Preferred Stock
As of December 31, 2020 and immediately prior to the Merger, Legacy Humacyte had outstanding series A redeemable convertible preferred stock, series B redeemable convertible preferred stock, series C redeemable convertible preferred stock and series D redeemable convertible preferred stock, which are collectively referred to as “redeemable convertible preferred stock.”
As of December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	Redeemable Convertible Preferred Stock Authorized	Redeemable Convertible Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Issuance Price
Series A redeemable convertible preferred stock	18,421,897	18,421,897	$74,079	$74,079	$4.0212
Series B redeemable convertible preferred stock	24,137,647	24,137,647	127,358	136,500	$5.6550
Series C redeemable convertible preferred stock	11,241,286	11,241,283	70,704	75,000	$6.6717
Series D redeemable convertible preferred stock	15,812,735	15,812,735	148,848	150,000	$9.4859
	69,613,565	69,613,562	$420,989	$435,579
In connection with the Merger, all previously issued and outstanding redeemable convertible preferred stock was converted into an equivalent number of shares of common stock of the Company on a one-for-one basis, then multiplied by the Exchange Ratio pursuant to the Merger Agreement.
Common Stock
On August 26, 2021, the Merger and related PIPE Financing was consummated and the Company issued 27,346,449 shares of common stock for proceeds of $242.4 million. The Company incurred $3.9 million of transaction costs, consisting of banking, legal, and other professional fees. Legacy Humacyte assumed $15.2 million of liabilities, including PIPE Financing fees and legal fees, and $0.1 million of assets from AHAC. Immediately following the Merger, there were 103,003,384 shares of common stock outstanding with a par value of $0.0001.
As of December 31, 2021, the Company’s Second Amended and Restated Certificate of Incorporation authorized the Company to issue 250,000,000 shares of common stock at a par value of $0.0001 per share. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding or reserved for issuance) by the affirmative vote of the holders of a majority of the capital stock of the Company entitled to vote and may require a separate class vote of the common stock.
The holders of common stock are entitled to receive dividends from time to time as may be declared by the Company’s board of directors. Through December 31, 2021, no dividends have been declared.
The holders of common stock are entitled to one vote for each share held with respect to all matters voted on by the common stockholders of the Company.
In the event of a reorganization of the Company, after payment to the preferred stockholders of their liquidation preferences, holders of common stock are entitled to share ratably in all remaining assets of the Company.
At December 31, 2021 and 2020, the Company had reserved common stock for future issuances as follows:

	December 31,
	2021	2020
Conversion of Series A redeemable convertible preferred stock	—	18,421,897
Conversion of Series B redeemable convertible preferred stock	—	24,137,647
Conversion of Series C redeemable convertible preferred stock	—	11,241,286
Conversion of Series D redeemable convertible preferred stock	—	15,812,735
Common stock reserved for Contingent Earnout Shares	15,000,000	—
Exercise of options under stock plans	6,711,192	4,813,262
Issuance of options under stock plans	7,418,937	2,948,598
Shares available for grant under ESPP	1,030,033	—
Warrants to purchase common stock	5,588,506	32,961
	35,748,668	77,408,386
Upon the Closing on August 26, 2021, all of the outstanding redeemable convertible preferred stock was converted to Common Stock pursuant to the conversion rate effective immediately prior to the Merger and the Exchange Ratio and the remaining amount was reclassified to additional paid-in capital.
Preferred Stock
The Company’s Second Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue $0.0001 par value preferred stock in one more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights shall be stated and expressed in such resolutions. There were 20,000,000 shares designated as preferred stock and none were outstanding as of December 31, 2021.
Warrants
Activity of warrants for the year ended December 31, 2021 is set forth below:

	Legacy Humacyte Common Stock Warrants	Private Placement Warrants	Public Warrants	Total Common Stock Warrants
Outstanding as of December 31, 2020	32,961	—	—	32,961
Common Stock Warrants issued to SVB	411,006	—	—	411,006
Common Stock Warrants as part of the Merger	—	177,500	5,000,000	5,177,500
Warrants exercised	(32,961)	—	—	(32,961)
Outstanding as of December 31, 2021	411,006	177,500	5,000,000	5,588,506
In conjunction with a long-term debt agreement entered into on March 15, 2006 and paid in full during 2011, the Company issued a warrant that gave the holder the right to purchase 32,961 shares of the Company’s common stock at an exercise price of $1.14 per share, which was outstanding as of December 31, 2020. The warrant was fully exercised on March 4, 2021. There was no activity for the warrant during the year ended December 31, 2020.
See Note 7 — Debt for a discussion of warrants issued in conjunction with the Company’s Loan Agreement.
Private Placement Warrants
The Private Placement Warrants were initially recognized as a liability on the Closing Date, at a fair value of $0.6 million, and the Private Placement Warrant liability was remeasured to fair value as of December 31, 2021, resulting in a gain of $0.1 million for the year ended December 31, 2021, classified within Change in fair value of common stock warrant liabilities in the consolidated statements of operations and comprehensive loss.
The Private Placement Warrants were valued using the following assumptions under the Monte Carlo simulation value model:

	December 31, 2021	August 26, 2021
Market price of public stock	$7.25	$10.96
Exercise price	$11.50	$11.50
Expected term (years)	4.65	5.00
Expected share price volatility	61.0%	32.5%
Risk-free interest rate	1.21%	0.68%
Estimated dividend yield	0%	0%
Public Warrants
The Public Warrants may only be exercised for a whole number of shares and will expire five years after the completion of the Merger. The Public Warrants became exercisable 30 days after the completion of the Merger.
The Public Warrants were initially recognized as equity on the Closing Date at a fair value of $2.80 per share. There were no exercises of the Public Warrants during the year ended December 31, 2021.
Contingent Earnout Liability
Following the Closing, former holders of Legacy Humacyte common and preferred shares may receive up to 15,000,000 additional shares of the Company’s common stock in the aggregate, in two equal tranches of 7,500,000 shares of common stock per tranche. The first and second tranches are issuable if the closing volume weighted average price (“VWAP”) per share of common stock quoted on the Nasdaq (or the exchange on which the shares of common stock are then listed) is greater or equal to $15.00 and $20.00, respectively, over any 20 trading days within any 30 consecutive trading day period.
Upon the Closing, the contingent obligation to issue Contingent Earnout Shares was accounted for as a liability because the triggering events that determine the number of Contingent Earnout Shares required to be issued include events that are not solely indexed to the common stock of Humacyte. The estimated fair value of the total Contingent Earnout Shares at the Closing on August 26, 2021, was $159.4 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over a ten-year period using the most reliable information available. The Contingent Earnout Liability was remeasured to fair value as of December 31, 2021, resulting in the recording of a non-cash gain of $55.8 million for the year ended December 31, 2021, classified within Change in fair value of contingent earnout liability in the consolidated statements of operations and comprehensive loss.
Assumptions used in the valuations are described below:

	December 31, 2021	August 26, 2021
Current stock price	$7.25	$10.96
Expected share price volatility	85.8%	79.6%
Risk-free interest rate	1.52%	1.34%
Estimated dividend yield	0%	0%
Expected term (years)	10.00	10.00